Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Accounting Policies
Note 1—Accounting Policies
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Consolidation Principles and Investments
—Our consolidated financial statements include the

accounts
of majority-owned, controlled subsidiaries and

variable interest entities where we are the

primary
beneficiary.

The equity method is used to account for investments

in affiliates in which we have the
ability to exert significant influence over the affiliates’ operating and financial policies.

When we do not
have the ability to exert significant influence, the

investment is measured at fair value except when the
investment does not have a readily determinable

fair value.

For those exceptions, it will be measured at
cost minus impairment, plus or minus observable

price changes in orderly transactions for an identical

or
similar investment of the same issuer.

Undivided interests in oil and gas joint ventures, pipelines,

natural
gas plants and terminals are consolidated on a proportionate basis.

Other securities and investments are
generally carried at cost.
We

manage our operations through six operating

segments, defined by geographic region: Alaska;

Lower
48; Canada; Europe,

Middle East and North Africa;

Asia Pacific and Other International.

For additional
information, see Note 25—Segment Disclosures and Related

Information.

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Foreign Currency Translation
—Adjustments resulting from the process of

translating foreign
functional currency financial statements into U.S.

dollars are included in accumulated other
comprehensive loss in common stockholders’ equity.

Foreign currency transaction gains and

losses are
included in current earnings.

Some of our foreign operations use their local

currency as the functional
currency.
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Use of Estimates
—The preparation of financial statements

in conformity with accounting principles
generally accepted in the U.S. requires management to

make estimates and assumptions that affect

the
reported amounts of assets, liabilities, revenues and

expenses, and the disclosures of contingent assets

and
liabilities.

Actual results could differ from these estimates.
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Revenue Recognition
—Revenues associated with the sales

of crude oil, bitumen, natural gas, LNG,
NGLs and other items are recognized at the point

in time when the customer obtains control

of the asset.

In evaluating when a customer has control of the asset,

we primarily consider whether the transfer of legal
title and physical delivery has occurred, whether the

customer has significant risks and rewards of
ownership, and whether the customer has accepted delivery

and a right to payment exists.

These products
are typically sold at prevailing market prices.

We allocate variable market-based consideration to
deliveries (performance obligations) in the current

period as that consideration relates specifically

to our
efforts to transfer control of current period deliveries to the customer and represents the amount we
expect to be entitled to in exchange for the related products.

Payment is typically due within 30 days or
less.

Revenues associated with transactions commonly

called buy/sell contracts, in which the purchase and sale
of inventory with the same counterparty are entered

into “in contemplation” of one another, are combined
and reported net (i.e., on the same income statement

line).
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Shipping and Handling Costs —We typically incur shipping and handling costs prior to control transferring to the customer and account for these

activities as fulfillment costs.

Accordingly, we include
shipping and handling costs in production and operating

expenses for production activities.

Transportation costs related to marketing activities are recorded in purchased commodities.

Freight costs
billed to customers are treated as a component of

the transaction price and recorded as a component

of
revenue when the customer obtains control.

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Cash Equivalents
—Cash equivalents are highly liquid, short-term

investments that are readily
convertible to known amounts of cash and have

original maturities of 90 days or less from

their date of
purchase.

They are carried at cost plus accrued interest,

which approximates fair value.

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Short-Term

Investments
—Short-term investments include investments

in bank time deposits and
marketable securities (commercial paper and government

obligations) which are carried at cost plus
accrued interest and have original maturities of

greater than 90 days but within one year or when the
remaining maturities are within one year.

We also invest in financial instruments classified as available for sale debt securities which are carried at fair value. Those instruments are included in short-term
investments when they have remaining maturities

within one year as of the balance sheet date.

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Long-Term Investments in Debt Securities
—Long-term investments in debt securities

includes
financial instruments classified as available for sale

debt securities with remaining maturities greater

than
one year as of the balance sheet date.

They are carried at fair value and presented

within the “Investments
and long-term receivables” line of our consolidated balance

sheet.

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Inventories —We have several valuation methods for our various types of inventories and consistently use the following methods for each type of inventory.

The majority of our commodity-related inventories
are recorded at cost using the LIFO basis.

We measure these inventories at the lower-of-cost-or-market in the aggregate.

Any necessary lower-of-cost-or-market write-downs

at year end are recorded as
permanent adjustments to the LIFO cost basis.

LIFO is used to better match current inventory costs

with
current revenues.

Costs include both direct and indirect expenditures

incurred in bringing an item or
product to its existing condition and location, but

not unusual/nonrecurring costs or research and
development costs.

Materials, supplies and other miscellaneous

inventories, such as tubular goods and
well equipment, are valued using various methods,

including the weighted-average-cost method, and the
FIFO method, consistent with industry practice.
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Fair Value Measurements
—Assets and liabilities measured at

fair value and required to be categorized
within the fair value hierarchy are categorized into

one of three different levels depending on the
observability of the inputs employed in the measurement.

Level 1 inputs are quoted prices in active
markets for identical assets or liabilities.

Level 2 inputs are observable inputs

other than quoted prices
included within Level 1 for the asset or liability, either directly or indirectly through market-corroborated
inputs.

Level 3 inputs are unobservable inputs for the asset

or liability reflecting significant modifications
to observable related market data or our assumptions

about pricing by market participants.
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Derivative Instruments
—Derivative instruments are recorded on

the balance sheet at fair value.

If the
right of offset exists and certain other criteria are met,

derivative assets and liabilities with the same
counterparty are netted on the balance sheet and the

collateral payable or receivable is netted against
derivative assets and derivative liabilities, respectively.
Recognition and classification of the gain or loss that

results from recording and adjusting a derivative

to
fair value depends on the purpose for issuing or

holding the derivative.

Gains and losses from derivatives
not accounted for as hedges are recognized immediately

in earnings.

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Oil and Gas Exploration and Development
—Oil and gas exploration and development

costs are
accounted for using the successful efforts method of accounting.
Property Acquisition Costs
—Oil and gas leasehold acquisition

costs are capitalized and included in
the balance sheet caption PP&E.

Leasehold impairment is recognized based

on exploratory
experience and management’s judgment.

Upon achievement of all conditions necessary for

reserves
to be classified as proved, the associated leasehold

costs are reclassified to proved properties.
Exploratory Costs
—Geological and geophysical costs and

the costs of carrying and retaining
undeveloped properties are expensed as incurred.

Exploratory well costs are capitalized, or
“suspended,” on the balance sheet pending further

evaluation of whether economically

recoverable
reserves have been found.

If economically recoverable reserves are not

found, exploratory well costs
are expensed as dry holes.

If exploratory wells encounter potentially

economic quantities of oil and
gas, the well costs remain capitalized on the balance sheet

as long as sufficient progress assessing the
reserves and the economic and operating viability

of the project is being made.

For complex
exploratory discoveries, it is not unusual to have exploratory wells remain suspended on the balance
sheet for several years while we perform additional

appraisal drilling and seismic work on the
potential oil and gas field or while we seek government

or co-venturer approval of development plans
or seek environmental permitting.

Once all required approvals and permits have been obtained,

the
projects are moved into the development phase,

and the oil and gas resources are designated as

proved
reserves.
Management reviews suspended well balances quarterly, continuously monitors the results of the
additional appraisal drilling and seismic work,

and expenses the suspended well costs

as dry holes
when it judges

the potential field does not warrant further

investment in the near term.

See Note 8—
Suspended Wells and Other Exploration Expenses, for additional information on suspended wells.
Development Costs
—Costs incurred to drill and equip development

wells, including unsuccessful
development wells, are capitalized.
Depletion and Amortization
—Leasehold costs of producing properties are

depleted using the unit-
of-production method based on estimated proved oil

and gas reserves.

Amortization of intangible
development costs is based on the unit-of-production method

using estimated proved developed oil
and gas reserves.
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Capitalized Interest
—Interest from external borrowings is

capitalized on major projects with an
expected construction period of one year or longer.

Capitalized interest is added to the cost of the
underlying asset and is amortized over the useful

lives of the assets in the same manner

as the underlying
assets.
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Depreciation and Amortization
—Depreciation and amortization of PP&E

on producing hydrocarbon
properties and certain pipeline and LNG assets (those

which are expected to have a declining utilization
pattern), are determined by the unit-of-production method.

Depreciation and amortization of all other
PP&E are determined by either the individual-unit-straight-line method or the group-straight-line method
(for those individual units that are highly integrated with

other units).
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Impairment of Properties, Plants and Equipment —PP&E used in operations are assessed for impairment whenever changes in facts and circumstances

indicate a possible significant deterioration in
the future cash flows expected to be generated by an

asset group and annually in the fourth quarter
following updates to corporate planning assumptions.

If there is an indication the carrying amount of

an
asset may not be recovered, the asset is monitored by

management through an established process where
changes to significant assumptions such as prices,

volumes and future development plans are reviewed.

If, upon review, the sum of the undiscounted before-tax cash flows is less than the carrying value of the
asset group, the carrying value is written down to estimated fair value through additional amortization or
depreciation provisions and reported as impairments

in the periods in which the determination of

the
impairment is made.

Individual assets are grouped for impairment

purposes at the lowest level for which
there are identifiable cash flows that are largely independent of the cash flows of other groups of assets—
generally on a field-by-field basis for E&P assets.

Because there usually is a lack of quoted

market prices
for long-lived assets, the fair value of impaired assets

is typically determined based on the present

values
of expected future cash flows using discount rates

believed to be consistent with those used by principal
market participants or based on a multiple of operating

cash flow validated with historical market
transactions of similar assets where possible.

Long-lived assets committed by management for disposal
within one year are accounted for at the lower of

amortized cost or fair value, less cost to sell,

with fair
value determined using a binding negotiated price,

if available, or present value of expected future

cash
flows as previously described.
The expected future cash flows used for impairment

reviews and related fair value calculations are

based
on estimated future production volumes, prices and costs,

considering all available evidence at the date of
review.

The impairment review includes cash flows

from proved developed and undeveloped reserves,
including any development expenditures necessary to

achieve that production.

Additionally, when
probable and possible reserves exist, an appropriate

risk-adjusted amount of these reserves may be
included in the impairment calculation.
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Impairment of Investments in Nonconsolidated Entities —Investments in nonconsolidated entities are assessed for impairment whenever changes in

the facts and circumstances indicate a loss in value

has
occurred and annually following updates to corporate

planning assumptions.

When such a condition is
judgmentally determined to be other than temporary, the carrying value of the investment is written down
to fair value.

The fair value of the impaired investment

is based on quoted market prices, if available, or
upon the present value of expected future cash

flows using discount rates believed to be consistent with
those used by principal market participants, plus market

analysis of comparable assets owned by the
investee, if appropriate.
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Maintenance and Repairs
—Costs of maintenance and repairs, which are

not significant improvements,
are expensed when incurred.
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Property Dispositions
—When complete units of depreciable property are

sold, the asset cost and related
accumulated depreciation are eliminated, with

any gain or loss reflected in the “Gain on

dispositions” line
of our consolidated income statement.

When less than complete units of depreciable property

are
disposed of or retired which do not significantly alter

the DD&A rate, the difference between asset cost
and salvage value is charged or credited to accumulated

depreciation.
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Asset Retirement Obligations and Environmental Costs —The   fair value of legal obligations to retire
and remove long-lived assets are recorded in the period

in which the obligation is incurred (typically
when the asset is installed at the production location).

When the liability is initially recorded, we
capitalize this cost by increasing the carrying amount of

the related PP&E.

If, in subsequent periods, our
estimate of this liability changes, we will record an adjustment to both the liability and PP&E.

Over time
the liability is increased for the change in its present

value, and the capitalized cost in PP&E

is
depreciated over the useful life of the related asset.

Reductions to estimated liabilities for assets

that are
no longer producing are recorded as a credit to impairment,

if the asset had been previously impaired, or
as a credit to DD&A, if the asset had not been previously

impaired.

For additional information, see
Note 10—Asset Retirement Obligations and Accrued

Environmental Costs.
Environmental expenditures are expensed or capitalized,

depending upon their future economic benefit.

Expenditures relating to an existing condition caused

by past operations, and those having no future
economic benefit, are expensed.

Liabilities for environmental expenditures

are recorded on an
undiscounted basis (unless acquired in a purchase business

combination, which we record on a discounted
basis) when environmental assessments or cleanups

are probable and the costs can be reasonably
estimated.

Recoveries of environmental remediation costs

from other parties are recorded as assets when
their receipt is probable and estimable.
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Guarantees
—The fair value of a guarantee is determined

and recorded as a liability at the time the
guarantee is given.

The initial liability is subsequently reduced

as we are released from exposure under
the guarantee.

We

amortize the guarantee liability over the relevant time period,

if one exists, based on
the facts and circumstances surrounding each type

of guarantee.

In cases where the guarantee term is
indefinite, we reverse the liability when we have

information indicating the liability is essentially

relieved
or amortize it over an appropriate time period as

the fair value of our guarantee exposure

declines over
time.

We amortize the guarantee liability to the related income statement line item based on the nature of
the guarantee.

When it becomes probable that we will have to perform

on a guarantee, we accrue a
separate liability if it is reasonably estimable, based on

the facts and circumstances at that time.

We
reverse the fair value liability only when there is no

further exposure under the guarantee.
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Share-Based Compensation —We recognize share-based compensation expense over the shorter of the service period (i.e., the stated period of time required

to earn the award) or the period beginning

at the
start of the service period and ending when an

employee first becomes eligible for retirement.

We have
elected to recognize expense on a straight-line basis

over the service period for the entire award,

whether
the award was granted with ratable or cliff vesting.
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Income Taxes
—Deferred income taxes are computed

using the liability method and are provided

on all
temporary differences between the financial reporting basis

and the tax basis of our assets and liabilities,
except for deferred taxes on income and temporary differences related to the cumulative translation
adjustment considered to be permanently reinvested in

certain foreign subsidiaries and foreign corporate
joint ventures.

Allowable tax credits are applied currently

as reductions of the provision for income
taxes.

Interest related to unrecognized tax benefits

is reflected in interest and debt expense, and

penalties
related to unrecognized tax benefits are reflected

in production and operating expenses.
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Taxes Collected from Customers and Remitted to Governmental Authorities —Sales and value-
added taxes are recorded net.
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Net Income (Loss) Per Share of Common Stock
—Basic net income (loss) per share of common

stock
is calculated based upon the daily weighted-average number

of common shares outstanding during the
year.

Also, this

calculation includes fully vested stock and

unit awards that have not yet been issued as
common stock, along with an adjustment to net

income (loss) for dividend equivalents paid on

unvested
unit awards that are considered participating securities.

Diluted net income per share of common stock
includes unvested stock, unit or option awards granted

under our compensation plans and vested but
unexercised stock options, but only to the extent

these instruments dilute net income

per share, primarily
under the treasury-stock method.

Diluted net loss per share, which is calculated

the same as basic net loss
per share, does not assume conversion or exercise

of securities that would have an antidilutive effect.

Treasury stock is excluded from the daily weighted-average number of common shares outstanding in
both calculations.

The earnings per share impact of the participating securities is immaterial.